Description of Organization and Business Operations (Detail) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended
	May 04, 2021	Oct. 02, 2020	Oct. 02, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from issuance of private placement					$ 14,000,000
Offering costs allocated to warrant liability					$ 1,015,795
Aggregate fair market value least percentage					80.00%
Business acquisition percentage					50.00%
Public shares price per share (in Dollars per share)					$ 10.00
Minimum net tangible assets to required business combination					$ 5,000,001
Redemption percentage					15.00%
Interest to pay dissolution expenses			$ 100,000
Business combination, description					the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay our taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and will not apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Agreement, description					Pursuant to the Merger Agreement, the aggregate merger consideration payable to the stockholders of HydraFacial will be paid in a combination of stock and cash equal to $975,000,000, subject to adjustments, (the “Merger Consideration”). The cash consideration will be an amount equal to the Company’s cash and cash equivalents as of the Closing (including proceeds in connection with the Private Placement and the funds in the Company’s Trust Account), minus HydraFacial’s outstanding indebtedness at the closing, minus transaction expenses of HydraFacial and the Company, minus $100,000,000. However, cash consideration, together with certain contractual fee payments, will be subject to a maximum of 60% of the aggregate Merger Consideration. The remainder of the Merger Consideration will be paid in a number of shares of newly issued Class A common stock of the Company (“Company Common Stock”) valued at $10.00 per share.
Proceeds from issuance of stock					$ 25,000
Cash				$ 2,753,154	3,265,075
Marketable securities held in Trust Account				460,184,400	460,098,212
Total Current Liabilities				$ 813,471	$ 765,497
Subsequent Event [Member] | PIPE Subscription Agreement [Member] | PIPE Investor [Member] | PIPE Investment [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from issuance of stock	$ 350,000,000
Hydra Facial [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from issuance of private placement	$ 350,000,000
Business acquisition percentage	100.00%
Business acquisition, description	(a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).			(a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).
Agreement, description	Pursuant to the terms of the Merger Agreement and customary adjustments set forth therein, the aggregate merger consideration paid to the HydraFacial Stockholders in connection with the Business Combination was approximately $975,000,000 less HydraFacial’s net indebtedness as of the Closing Date, and subject to further adjustments for transaction expenses, and net working capital relative to a target. The merger consideration included both cash consideration and consideration in the form of newly issued Class A Stock.
Aggregate merger consideration	$ 975,000,000
Aggregate cash consideration	368,000,000
Cash available in trust account	433,000,000
Amount used to repay of indebtedness	224,000,000
Transaction expenses of Hydrafacial	94,000,000
Other expenses amount	$ 100,000,000
Hydra Facial [Member] | Subsequent Event [Member] | First Merger [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business acquisition percentage	100.00%
Hydra Facial [Member] | Subsequent Event [Member] | Second Merger [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business acquisition percentage	100.00%
HydraFacial And Subsidiaries [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business acquisition percentage	100.00%
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public shares redemption percentage					100.00%
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated sale of units (in Shares)			46,000,000
Transaction costs				$ 25,777,859	$ 25,777,859
Underwriting fees				9,200,000	9,200,000
Deferred underwriting fee				16,100,000	16,100,000
Other offering costs				$ 477,859	477,859
Stock Issued, Issuance Costs					24,762,064
Offering costs allocated to warrant liability					$ 1,015,795
Initial public offering price per unit (in Dollars per share)					$ 10.00
Price per share		$ 10.00	$ 10.00
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated sale of units (in Shares)			6,000,000
Stock price per unit (in Dollars per share)		10.00	$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from issuance of initial public offering			$ 460,000,000
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated sale of units (in Shares)			9,333,333
Stock price per unit (in Dollars per share)		$ 1.50	$ 1.50	$ 1.50	$ 1.50
Proceeds from issuance of private placement		$ 4,800,000		$ 14,000,000	$ 14,000,000
Class A Common Stock
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001
Exercise of right to redeem shares for cash					46,000,000
Price per share		$ 11.50	$ 11.50	$ 11.50	$ 11.50
Common stock, shares outstanding				0	0
Class A Common Stock | After Merger and PIPE Investment [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, shares outstanding				125,329,053
Class A Common Stock | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock conversion basis	one-for-one
Exercise of right to redeem shares for cash	2,672,690
Redemption price per share	$ 10.00
Payments for repurchase of stock	$ 26,737,737
Common stock, shares outstanding	125,329,053
Class A Common Stock | Subsequent Event [Member] | PIPE Subscription Agreement [Member] | PIPE Investor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock price per unit (in Dollars per share)	$ 10.00
Class A Common Stock | Hydra Facial [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock consideration	35,501,743
Class A Common Stock | HydraFacial And Subsidiaries [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001
Class A Common Stock | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated sale of units (in Shares)			46,000,000
Class A Common Stock | Private Placement [Member] | Hydra Facial [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock issued during period shares new shares	35,000,000
Earn Out Shares of Class A Common Stock [Member] | Hydra Facial [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Increase in foregoing consideration payment	$ 75,000,000
PIPE Shares [Member] | Subsequent Event [Member] | PIPE Subscription Agreement [Member] | PIPE Investor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock issued during period shares new shares	35,000,000
Price per share	$ 10.00